Operating expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of expenses by nature

(in thousands of euro)	Year ended December 31,
	2018			2019			2020
	R&D	SG&A	Total	R&D	SG&A	Total	R&D	SG&A	Impairment	Total
Subcontracting costs(1)	(42,327)	—	(42,327)	(41,193)	—	(41,193)	(24,355)	(1,041)	—	(25,396)
Cost of supplies and consumable materials	(3,819)	—	(3,819)	(3,208)	—	(3,208)	(3,638)	6	—	(3,632)
Personnel expenses other than share-based compensation	(13,520)	(5,601)	(19,121)	(14,891)	(7,747)	(22,638)	(14,394)	(11,075)	—	(25,469)
Share-based compensation	(706)	(2,000)	(2,707)	(1,001)	(2,825)	(3,826)	(836)	(1,639)	—	(2,475)
Personnel expenses	(14,226)	(7,601)	(21,827)	(15,892)	(10,572)	(26,464)	(15,230)	(12,714)	—	(27,944)
Non-scientific advisory and consulting(2)	—	(5,301)	(5,301)	(272)	(8,384)	(8,655)	(342)	(9,075)	—	(9,417)
Leasing and maintenance	(887)	(1,081)	(1,968)	(846)	(1,026)	(1,872)	(579)	(1,702)	—	(2,281)
Travel expenses and meeting attendance	(564)	(428)	(992)	(709)	(1,044)	(1,754)	(151)	(688)	—	(839)
Marketing, communication and public relations	(119)	(399)	(518)	(95)	(534)	(629)	(96)	(420)	—	(516)
Scientific advisory and consulting(3)	(349)	—	(349)	(223)	—	(223)	(945)	—	—	(945)
Other purchases and external expenses	26	(337)	(311)	(57)	(757)	(814)	(46)	(2,007)	—	(2,053)
Depreciation and amortization	(6,709)	(693)	(7,402)	(15,518)	(1,013)	(16,530)	(12,006)	(1,277)	—	(13,283)
Intellectual property expenses	(294)	(1,087)	(1,381)	(653)	(932)	(1,585)	(882)	(851)	—	(1,733)
Other income and (expenses), net	(287)	(1,215)	(1,502)	(177)	(1,542)	(1,719)	(343)	(1,477)	—	(1,820)
Impairment of intangible assets	—	—	—	—	—	—	—	—	(43,529)	(43,529)
Total net operating expenses	(69,555)	(18,142)	(87,697)	(78,844)	(25,803)	(104,647)	(58,613)	(31,246)	(43,529)	(133,388)
(1)The Company subcontracts a significant part of its preclinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third parties. Associated costs are recorded in subcontracting on the basis of the level of completion of the clinical trials.
(2)Non-scientific advisory and consulting are services performed to support the selling, general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.
(3)Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.

Disclosure of audit and non-audit fees

	Year ended December 31,
	2018		2019		2020
(in thousands of euro)	Deloitte & Associés	Total	Deloitte & Associés	Total	Deloitte & Associés	Total
Audit fees	599	599	1,190	1,190	684	684
Non-audit fees	6	6	2	2	115	115
Total	605	605	1,192	1,192	799	799
*Non-audit fees: these fees correspond to services performed by the auditors related to the production of certification in the context of the declaration of expenses for the obtention of grants; to the verification report of social and environmental information, special reports within the framework of operations on the Company’s capital